Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 8,773.2	$ 6,896.6	$ 6,516.4
Cost of goods sold	6,997.1	5,637.9	5,444.5
Gross profit	1,776.1	1,258.7	1,071.9
Selling, general and administrative expenses	869.3	692.1	630.1
Engineering expenses	275.6	219.6	191.9
Restructuring and other infrequent expenses	(0.7)	4.4	13.2
Amortization of intangibles	21.6	18.4	18.0
Income from operations	610.3	324.2	218.7
Interest expense, net	30.2	33.3	42.1
Other expense, net	19.1	16.0	22.2
Income before income taxes and equity in net earnings of affiliates	561.0	274.9	154.4
Income tax provision	24.6	104.4	57.7
Income before equity in net earnings of affiliates	536.4	170.5	96.7
Equity in net earnings of affiliates	48.9	49.7	38.7
Net income	585.3	220.2	135.4
Net loss attributable to noncontrolling interests	(2.0)	0.3	0.3
Net income attributable to AGCO Corporation and subsidiaries	$ 583.3	$ 220.5	$ 135.7
Net income per common share attributable to AGCO Corporation and subsidiaries:
Basic	$ 6.10	$ 2.38	$ 1.47
Diluted	$ 5.95	$ 2.29	$ 1.44
Basic	95.6	92.8	92.2
Diluted	98.1	96.4	94.1